First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 22.2%
	Banks – 3.9%
3,007	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$76,949
41,761	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	1,077,434
41,517	First Republic Bank, Series M	4.00%	(a)	762,252
79,945	JPMorgan Chase & Co., Series LL (c)	4.63%	(a)	1,718,018
56,961	Old National Bancorp, Series A (c)	7.00%	(a)	1,552,187
328,460	PacWest Bancorp, Series A (b) (c)	7.75%	(a)	8,507,114
271,841	Pinnacle Financial Partners, Inc., Series B (c)	6.75%	(a)	7,097,769
602,536	Signature Bank, Series A (c)	5.00%	(a)	12,104,948
102,268	Wells Fargo & Co., Series Q (b)	5.85%	(a)	2,502,498
49,802	Wells Fargo & Co., Series Y	5.63%	(a)	1,244,054
178,029	WesBanco, Inc., Series A (b) (c)	6.75%	(a)	4,630,534
66,146	Western Alliance Bancorp, Series A (b)	4.25%	(a)	1,591,473
232,054	Wintrust Financial Corp., Series E (b) (c)	6.88%	(a)	6,149,431
				49,014,661
	Capital Markets – 2.3%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	616,937
173,946	Affiliated Managers Group, Inc. (d)	4.20%	09/30/61	3,287,579
369,562	Carlyle Finance LLC (d)	4.63%	05/15/61	7,324,719
269,834	KKR Group Finance Co., IX LLC (c)	4.63%	04/01/61	5,642,229
417,466	Morgan Stanley, Series P	6.50%	(a)	10,879,164
12,696	Oaktree Capital Group LLC, Series A	6.63%	(a)	332,381
5,847	State Street Corp., Series D (b)	5.90%	(a)	150,560
				28,233,569
	Diversified Financial Services – 1.4%
183,875	Apollo Asset Management, Inc., Series B (c)	6.38%	(a)	4,808,331
518,884	Equitable Holdings, Inc., Series A (c)	5.25%	(a)	12,339,062
				17,147,393
	Diversified Telecommunication Services – 0.3%
136,219	Qwest Corp. (d)	6.50%	09/01/56	3,348,263
29,609	Qwest Corp. (d)	6.75%	06/15/57	731,342
				4,079,605
	Electric Utilities – 1.1%
245,850	Brookfield BRP Holdings Canada, Inc. (c)	4.63%	(a)	4,436,363
195,763	Brookfield Infrastructure Finance ULC (d)	5.00%	05/24/81	4,079,701
120,245	SCE Trust IV, Series J (b) (c)	5.38%	(a)	2,446,986
81,831	SCE Trust V, Series K (b)	5.45%	(a)	1,916,482
63,514	Southern (The) Co., Series 2020A (d)	4.95%	01/30/80	1,484,957
				14,364,489
	Equity Real Estate Investment Trusts – 0.4%
11,821	DigitalBridge Group, Inc., Series I	7.15%	(a)	284,650
1,939	DigitalBridge Group, Inc., Series J	7.13%	(a)	46,517
173,947	Global Net Lease, Inc., Series A (d)	7.25%	(a)	4,482,614
17,466	National Storage Affiliates Trust, Series A	6.00%	(a)	440,143
				5,253,924
	Food Products – 0.7%
332,509	CHS, Inc., Series 3 (b) (c)	6.75%	(a)	8,874,665
	Gas Utilities – 0.3%
197,017	South Jersey Industries, Inc. (c) (d)	5.63%	09/16/79	3,849,712

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.3%
161,321	Brookfield Renewable Partners L.P., Series 17 (c)	5.25%	(a)	$3,382,902
	Insurance – 5.7%
471,737	Aegon Funding Co., LLC (c)	5.10%	12/15/49	11,066,950
611	Allstate (The) Corp. (b)	5.10%	01/15/53	15,153
503,143	American Equity Investment Life Holding Co., Series A (b) (c)	5.95%	(a)	12,246,501
247,889	American Equity Investment Life Holding Co., Series B (b) (c)	6.63%	(a)	6,368,268
193,648	AmTrust Financial Services, Inc. (d)	7.25%	06/15/55	3,262,969
210,480	AmTrust Financial Services, Inc. (d)	7.50%	09/15/55	3,583,422
192,000	Arch Capital Group Ltd., Series G (d)	4.55%	(a)	3,897,600
50,188	Aspen Insurance Holdings Ltd. (d)	5.63%	(a)	1,188,954
346,650	Aspen Insurance Holdings Ltd. (c)	5.63%	(a)	8,056,146
8,296	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	200,763
133,393	CNO Financial Group, Inc. (d)	5.13%	11/25/60	2,721,217
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (d) (e)	4.60%	05/15/37	12,561,375
193,528	Phoenix Cos. (The), Inc. (d)	7.45%	01/15/32	3,543,981
136,067	RenaissanceRe Holdings Ltd., Series G (d)	4.20%	(a)	2,597,519
				71,310,818
	Mortgage Real Estate Investment Trusts – 0.1%
52,941	AGNC Investment Corp., Series F (b) (d)	6.13%	(a)	1,180,055
	Multi-Utilities – 1.6%
84,780	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	1,648,971
169	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	3,248
15,000	DTE Energy Co., Series E	5.25%	12/01/77	375,600
670,375	Integrys Holding, Inc. (b) (d)	6.00%	08/01/73	15,552,700
74,647	Sempra Energy	5.75%	07/01/79	1,883,344
				19,463,863
	Oil, Gas & Consumable Fuels – 1.7%
35,235	Energy Transfer L.P., Series C (b)	7.38%	(a)	800,187
1,879	Energy Transfer L.P., Series D (b)	7.63%	(a)	44,570
541,966	Energy Transfer L.P., Series E (b) (c)	7.60%	(a)	12,844,594
172,376	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c) (d) (e)	8.77%	(a)	4,128,405
1,895	NuStar Energy L.P., Series C (b)	9.00%	(a)	47,242
127,121	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (d) (e)	9.25%	01/15/43	3,175,483
				21,040,481
	Real Estate Management & Development – 1.8%
307,185	Brookfield Property Partners L.P., Series A (c)	5.75%	(a)	6,103,766
381,218	Brookfield Property Partners L.P., Series A2 (c)	6.38%	(a)	8,131,380
398,983	Brookfield Property Preferred L.P. (c)	6.25%	07/26/81	8,266,928
				22,502,074
	Wireless Telecommunication Services – 0.6%
75,137	United States Cellular Corp. (d)	6.25%	09/01/69	1,748,438
253,239	United States Cellular Corp. (d)	5.50%	06/01/70	5,245,846
				6,994,284
	Total $25 Par Preferred Securities			276,692,495
	(Cost $298,087,223)
$100 PAR PREFERRED SECURITIES – 3.2%
	Banks – 3.2%
80,000	AgriBank FCB (b)	6.88%	(a)	8,200,000

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Banks (Continued)
160,000	CoBank ACB, Series F (b) (c)	6.25%	(a)	$16,120,000
54,250	CoBank ACB, Series H (b) (c)	6.20%	(a)	5,614,875
102,000	Farm Credit Bank of Texas (b) (c) (f)	6.75%	(a)	10,480,500
	Total $100 Par Preferred Securities			40,415,375
	(Cost $40,863,875)
$1,000 PAR PREFERRED SECURITIES – 4.2%
	Banks – 3.2%
6,893	Bank of America Corp., Series L	7.25%	(a)	8,575,237
24,423	Wells Fargo & Co., Series L	7.50%	(a)	30,992,787
				39,568,024
	Diversified Financial Services – 1.0%
12,000	Compeer Financial ACA (b) (c) (f)	6.75%	(a)	12,240,000
	Total $1,000 Par Preferred Securities			51,808,024
	(Cost $54,542,521)
$1,000,000 PAR PREFERRED SECURITIES – 1.2%
	Mortgage Real Estate Investment Trusts – 1.2%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(a)	15,480,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 112.3%
	Banks – 50.0%
$12,935,000	Australia & New Zealand Banking Group Ltd. (b) (c) (f) (j)	6.75%	(a)	13,204,501
8,800,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c) (j)	6.50%	(a)	8,457,509
5,000,000	Banco Mercantil del Norte S.A. (b) (f) (j)	7.50%	(a)	4,500,875
8,000,000	Banco Mercantil del Norte S.A. (b) (f) (j)	7.63%	(a)	7,531,920
7,400,000	Banco Mercantil del Norte S.A. (b) (f) (j)	8.38%	(a)	7,056,973
10,800,000	Banco Santander S.A. (b) (c) (j)	4.75%	(a)	9,249,670
12,600,000	Banco Santander S.A. (b) (j) (k)	7.50%	(a)	12,796,371
2,000,000	Bank of America Corp., Series DD (b)	6.30%	(a)	2,086,345
7,514,000	Bank of America Corp., Series RR (b) (c)	4.38%	(a)	6,837,740
5,900,000	Bank of America Corp., Series X (b) (c)	6.25%	(a)	5,946,658
5,800,000	Bank of Nova Scotia (The) (b) (c)	4.90%	(a)	5,662,250
7,300,000	Barclays PLC (b) (c) (j)	4.38%	(a)	5,951,690
14,200,000	Barclays PLC (b) (c) (j)	6.13%	(a)	13,710,810
49,560,000	Barclays PLC (b) (c) (d) (j)	8.00%	(a)	51,170,700
8,550,000	BBVA Bancomer S.A. (b) (d) (f) (j)	5.88%	09/13/34	7,616,554
11,500,000	BNP Paribas S.A. (b) (c) (f) (j)	4.63%	(a)	10,224,684
13,048,000	BNP Paribas S.A. (b) (f) (j)	6.63%	(a)	13,140,731
3,300,000	BNP Paribas S.A. (b) (f) (j)	7.38%	(a)	3,433,548
13,370,000	Citigroup, Inc. (b) (c)	3.88%	(a)	12,254,274
5,041,000	Citigroup, Inc. (b) (c)	5.90%	(a)	5,008,831
3,022,000	Citigroup, Inc. (b)	5.95%	(a)	3,003,109
9,351,000	Citigroup, Inc., Series D (b) (c)	5.35%	(a)	8,965,271
8,600,000	Citigroup, Inc., Series P (b) (c)	5.95%	(a)	8,386,941
14,486,000	Citigroup, Inc., Series W (b) (c)	4.00%	(a)	13,496,438
7,381,000	Citigroup, Inc., Series Y (b) (c)	4.15%	(a)	6,518,014
1,720,000	Citizens Financial Group, Inc., Series B (b)	6.00%	(a)	1,506,015
6,800,000	Citizens Financial Group, Inc., Series G (b) (c)	4.00%	(a)	5,755,761
25,000,000	CoBank ACB, Series I (b) (c)	6.25%	(a)	24,214,786

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,800,000	Commerzbank AG (b) (j) (k)	7.00%	(a)	$2,654,148
20,000,000	Credit Agricole S.A. (b) (c) (f) (j)	6.88%	(a)	20,205,616
28,240,000	Credit Agricole S.A. (b) (c) (f) (j)	8.13%	(a)	30,134,339
3,000,000	Danske Bank A.S. (b) (j) (k)	4.38%	(a)	2,591,994
9,080,000	Danske Bank A.S. (b) (j) (k)	6.13%	(a)	8,813,656
6,740,000	Danske Bank A.S. (b) (c) (j) (k)	7.00%	(a)	6,532,408
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (c) (f)	6.20%	(a)	3,233,495
7,500,000	Farm Credit Bank of Texas, Series 4 (b) (c) (d) (f)	5.70%	(a)	7,158,938
3,497,000	HSBC Holdings PLC (b) (c) (j)	6.38%	(a)	3,534,407
2,600,000	Huntington Bancshares, Inc., Series G (b) (c)	4.45%	(a)	2,429,727
14,092,000	ING Groep N.V. (b) (j)	5.75%	(a)	13,476,328
12,920,000	ING Groep N.V. (b) (c) (j)	6.50%	(a)	12,742,608
16,200,000	Intesa Sanpaolo S.p.A. (b) (c) (f) (j)	7.70%	(a)	15,187,500
6,646,000	JPMorgan Chase & Co., Series Q (b) (c)	5.15%	(a)	6,346,930
13,045,000	Lloyds Banking Group PLC (b) (c) (j)	6.75%	(a)	12,829,231
16,316,502	Lloyds Banking Group PLC (b) (c) (j)	7.50%	(a)	16,505,258
5,897,000	Lloyds Banking Group PLC (b) (j)	7.50%	(a)	5,985,455
4,627,659	M&T Bank Corp. (b)	3.50%	(a)	3,786,450
2,000,000	Macquarie Bank Ltd. (b) (f) (j)	6.13%	(a)	1,852,503
2,900,000	NatWest Group PLC (b) (j)	6.00%	(a)	2,836,577
4,150,000	NatWest Group PLC (b) (c) (j)	8.00%	(a)	4,290,789
24,400,000	Nordea Bank Abp (b) (c) (f) (j)	6.63%	(a)	24,466,070
9,200,000	Skandinaviska Enskilda Banken AB (b) (c) (j) (k)	5.13%	(a)	8,863,519
26,100,000	Societe Generale S.A. (b) (c) (f) (j)	5.38%	(a)	21,966,115
6,710,000	Societe Generale S.A. (b) (c) (f) (j)	7.88%	(a)	6,811,617
1,300,000	Societe Generale S.A. (b) (f) (j)	8.00%	(a)	1,336,601
19,940,000	Standard Chartered PLC (b) (f) (j)	4.30%	(a)	15,342,735
9,400,000	Standard Chartered PLC (b) (f) (j)	6.00%	(a)	9,349,507
65,000	Standard Chartered PLC (b) (k)	7.01%	(a)	68,348
10,461,341	SVB Financial Group, Series C (b) (c)	4.00%	(a)	8,495,460
14,346,000	SVB Financial Group, Series D (b) (c)	4.25%	(a)	11,459,295
5,800,000	Swedbank AB, Series NC5 (b) (j) (k)	5.63%	(a)	5,778,250
2,779,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	2,535,618
580,000	Truist Financial Corp., Series L, 3 Mo. LIBOR + 3.10% (e)	4.93%	(a)	538,095
21,201,000	UniCredit S.p.A. (b) (c) (j) (k)	8.00%	(a)	20,612,672
5,000,000	UniCredit S.p.A. (b) (d) (f)	5.46%	06/30/35	4,109,064
24,125,622	Wells Fargo & Co., Series BB (b) (c)	3.90%	(a)	22,361,436
				624,911,728
	Capital Markets – 12.3%
12,296,000	Apollo Management Holdings L.P. (b) (c) (d) (f)	4.95%	01/14/50	10,644,068
4,000,000	Bank of New York Mellon (The) Corp., Series H (b)	3.70%	(a)	3,693,951
7,315,000	Bank of New York Mellon (The) Corp., Series I (b) (c)	3.75%	(a)	6,391,115
2,200,000	Charles Schwab (The) Corp. (b)	5.00%	(a)	2,134,000
20,634,000	Charles Schwab (The) Corp., Series I (b) (c)	4.00%	(a)	18,789,733
21,220,000	Credit Suisse Group AG (b) (c) (f) (j)	5.25%	(a)	17,559,550
12,080,000	Credit Suisse Group AG (b) (c) (f) (j)	6.38%	(a)	10,237,800
1,629,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	1,605,016
28,250,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	26,323,350
4,000,000	Credit Suisse Group AG (b) (f) (j)	9.75%	(a)	4,258,000
3,400,000	Deutsche Bank AG (b) (j)	7.50%	(a)	3,289,500
13,900,000	Deutsche Bank AG, Series 2020 (b) (c) (j)	6.00%	(a)	12,093,000
7,850,000	EFG International AG (b) (j) (k)	5.50%	(a)	6,650,991
300,000	Goldman Sachs Group (The), Inc., Series R (b) (c)	4.95%	(a)	287,550
4,680,000	Goldman Sachs Group (The), Inc., Series T (b) (c)	3.80%	(a)	4,053,919

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$10,986,000	Goldman Sachs Group (The), Inc., Series U (b) (c)	3.65%	(a)	$9,308,336
10,000,000	UBS Group AG (b) (f) (j)	4.88%	(a)	8,936,328
4,800,000	UBS Group AG (b) (j) (k)	6.88%	(a)	4,917,706
2,165,000	UBS Group AG (b) (f) (j)	7.00%	(a)	2,209,664
				153,383,577
	Consumer Finance – 2.3%
6,500,000	Ally Financial, Inc., Series B (b) (c)	4.70%	(a)	5,497,863
3,021,000	Ally Financial, Inc., Series C (b)	4.70%	(a)	2,390,265
12,861,000	American Express Co. (b) (c)	3.55%	(a)	11,194,459
11,339,000	Capital One Financial Corp., Series M (b) (c)	3.95%	(a)	9,893,122
				28,975,709
	Diversified Financial Services – 3.9%
15,000,000	American AgCredit Corp. (b) (c) (f)	5.25%	(a)	13,781,250
9,300,000	Ares Finance Co. III LLC (b) (c) (f)	4.13%	06/30/51	7,909,333
9,350,000	Capital Farm Credit ACA, Series 1 (b) (c) (f)	5.00%	(a)	8,363,575
3,800,000	Compeer Financial ACA (b) (c) (f)	4.88%	(a)	3,367,752
11,949,000	Voya Financial, Inc. (b) (c)	5.65%	05/15/53	11,426,709
4,781,000	Voya Financial, Inc., Series A (b) (c)	6.13%	(a)	4,592,645
				49,441,264
	Diversified Telecommunication Services – 0.9%
11,222,000	Koninklijke KPN N.V. (b) (d) (f)	7.00%	03/28/73	11,111,875
	Electric Utilities – 2.3%
5,116,000	Edison International, Series B (b) (c)	5.00%	(a)	4,316,104
14,976,000	Emera, Inc., Series 16-A (b) (d)	6.75%	06/15/76	14,939,266
4,216,000	Southern (The) Co., Series 21-A (b) (c)	3.75%	09/15/51	3,726,480
1,000,000	Southern (The) Co., Series B (b)	4.00%	01/15/51	933,842
5,110,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c) (e)	5.49%	(a)	4,689,316
				28,605,008
	Energy Equipment & Services – 2.1%
21,650,000	Transcanada Trust (b) (c) (d)	5.50%	09/15/79	19,983,548
6,450,000	Transcanada Trust (b) (d)	5.60%	03/07/82	6,021,266
				26,004,814
	Food Products – 5.4%
6,000,000	Dairy Farmers of America, Inc. (c) (g)	7.13%	(a)	5,587,500
17,788,000	Land O’Lakes Capital Trust I (c) (d) (g)	7.45%	03/15/28	18,135,887
10,000,000	Land O’Lakes, Inc. (c) (f)	7.25%	(a)	9,791,450
33,000,000	Land O’Lakes, Inc. (c) (f)	8.00%	(a)	33,489,555
				67,004,392
	Insurance – 13.8%
3,900,000	Allianz SE (b) (f)	3.50%	(a)	3,438,481
6,683,000	Asahi Mutual Life Insurance Co. (b) (c) (k)	6.50%	(a)	6,649,585
17,585,000	Assurant, Inc. (b) (c) (d)	7.00%	03/27/48	17,686,325
5,150,000	Assured Guaranty Municipal Holdings, Inc. (b) (d) (f)	6.40%	12/15/66	4,968,516
9,932,000	AXIS Specialty Finance LLC (b) (d)	4.90%	01/15/40	8,654,348
8,704,000	Enstar Finance LLC (b) (c) (d)	5.75%	09/01/40	8,147,849
17,149,000	Enstar Finance LLC (b) (d)	5.50%	01/15/42	14,682,283
15,300,000	Fortegra Financial Corp. (b) (c) (d) (g)	8.50%	10/15/57	16,526,331
23,121,000	Global Atlantic Fin Co. (b) (d) (f)	4.70%	10/15/51	19,184,413

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$6,200,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (e) (f)	3.54%	02/12/47	$5,045,341
8,183,000	Kuvare US Holdings, Inc. (b) (c) (f)	7.00%	02/17/51	8,335,075
2,000,000	La Mondiale SAM (b) (c) (k)	5.88%	01/26/47	1,971,460
9,500,000	Lancashire Holdings Ltd. (b) (c) (k)	5.63%	09/18/41	8,037,000
6,700,000	Liberty Mutual Group, Inc. (b) (c) (f)	4.13%	12/15/51	5,580,894
7,270,000	Markel Corp. (b) (c)	6.00%	(a)	7,388,057
2,442,000	Nationwide Financial Services Capital Trust (d) (l)	7.90%	03/01/37	2,771,670
2,910,000	Nationwide Financial Services, Inc. (c) (d)	6.75%	05/15/37	2,914,931
2,000,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (e)	4.46%	05/15/55	1,828,322
12,900,000	QBE Insurance Group Ltd. (b) (c) (f)	5.88%	(a)	12,590,400
9,765,000	QBE Insurance Group Ltd. (b) (c) (k)	6.75%	12/02/44	9,886,126
2,000,000	QBE Insurance Group Ltd. (b) (k)	5.88%	06/17/46	1,952,851
5,070,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (d) (e)	4.49%	12/15/65	3,992,727
				172,232,985
	Multi-Utilities – 3.2%
16,581,000	Algonquin Power & Utilities Corp. (b) (c)	4.75%	01/18/82	14,662,578
4,491,000	CenterPoint Energy, Inc., Series A (b) (c)	6.13%	(a)	4,055,832
6,400,000	NiSource, Inc. (b) (c)	5.65%	(a)	5,833,979
3,906,000	Sempra Energy (b) (c)	4.88%	(a)	3,786,018
13,642,000	Sempra Energy (b) (c)	4.13%	04/01/52	11,657,640
				39,996,047
	Oil, Gas & Consumable Fuels – 10.7%
6,500,000	Buckeye Partners L.P. (b) (d)	6.38%	01/22/78	5,386,585
13,756,000	DCP Midstream L.P., Series A (b) (c)	7.38%	(a)	12,493,355
16,570,000	DCP Midstream Operating L.P. (b) (c) (f)	5.85%	05/21/43	14,415,009
27,810,000	Enbridge, Inc. (b) (c)	6.25%	03/01/78	26,441,676
21,262,000	Enbridge, Inc., Series 16-A (b) (c)	6.00%	01/15/77	20,151,151
15,150,000	Enbridge, Inc., Series 20-A (b) (c)	5.75%	07/15/80	14,307,660
20,365,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (e)	4.30%	11/01/66	14,003,128
805,000	Energy Transfer L.P., Series A (b)	6.25%	(a)	620,695
5,428,000	Energy Transfer L.P., Series F (b) (c)	6.75%	(a)	4,738,029
1,000,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	902,500
3,736,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	3,399,760
13,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c) (e)	4.36%	06/01/67	10,206,621
8,287,000	Enterprise Products Operating LLC, Series D (b) (c)	4.88%	08/16/77	6,859,865
				133,926,034
	Trading Companies & Distributors – 3.7%
41,445,000	AerCap Holdings N.V. (b) (c) (d)	5.88%	10/10/79	36,842,947
4,863,000	Air Lease Corp., Series B (b) (d)	4.65%	(a)	4,268,017
7,200,000	Aircastle Ltd. (b) (d) (f)	5.25%	(a)	5,776,100
				46,887,064
	Transportation Infrastructure – 1.7%
18,772,000	AerCap Global Aviation Trust (b) (c) (f)	6.50%	06/15/45	17,883,799
3,844,000	BNSF Funding Trust I (b) (d)	6.61%	12/15/55	3,785,379
				21,669,178
	Total Capital Preferred Securities			1,404,149,675
	(Cost $1,504,612,304)

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.8%
	Insurance – 1.8%
$23,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (f) (m)	7.63%	10/15/25	$22,888,344
	(Cost $24,680,344)
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
4,826,000	AmTrust Financial Services, Inc. (d)	6.13%	08/15/23	4,780,401
	(Cost $4,822,866)

	Total Investments – 145.3%	1,816,214,314
	(Cost $1,943,599,133)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (8.0)%
(100,000,000)	Scotia Bank, due 10/29/22, 1 month LIBOR plus 65 bps	(100,000,000)
	Outstanding Loan – (38.9)%	(486,600,000)
	Net Other Assets and Liabilities – 1.6%	20,543,511
	Net Assets – 100.0%	$1,250,157,825

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds with a remaining contractual maturity of 30-90 days. At July 31, 2022, securities noted as such are valued at $111,958,939.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $540,279,324 or 43.2% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, securities noted as such are valued at $15,480,000 or 1.2% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2022, securities noted as such amounted to $540,827,344 or 29.4% of managed assets. Of these securities, 4.9% originated in emerging markets, and 95.1% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 to July 31, 2022) this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Capital Markets	$ 28,233,569	$ 17,354,405	$ 10,879,164	$ —
Insurance	71,310,818	48,359,071	22,951,747	—
Multi-Utilities	19,463,863	3,911,163	15,552,700	—
Other industry categories*	157,684,245	157,684,245	—	—
$100 Par Preferred Securities*	40,415,375	—	40,415,375	—
$1,000 Par Preferred Securities:
Banks	39,568,024	39,568,024	—	—
Diversified Financial Services	12,240,000	—	12,240,000	—
$1,000,000 Par Preferred Securities*	15,480,000	—	—	15,480,000
Capital Preferred Securities*	1,404,149,675	—	1,404,149,675	—
Foreign Corporate Bonds and Notes*	22,888,344	—	22,888,344	—
Corporate Bonds and Notes*	4,780,401	—	4,780,401	—
Total Investments	$ 1,816,214,314	$ 266,876,908	$ 1,533,857,406	$ 15,480,000

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreements	$ (100,000,000)	$ —	$ (100,000,000)	$ —

*	See Portfolio of Investments for industry breakout.
Level 3 Par Preferred Securities are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2021
$1,000,000 Par Preferred Securities	$16,938,396
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	(1,458,396)
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2022
$1,000,000 Par Preferred Securities	15,480,000
Total Level 3 holdings	$15,480,000
There was a net change of $(1,458,396) in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2022.

Restricted Securities
As of July 31, 2022, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$93.13	$6,000,000	$5,587,500	0.45%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	108.02	15,343,852	16,526,331	1.32
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,290,000	15,990,000	15,480,000	1.24
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	101.96	18,329,102	18,135,887	1.45
				$55,662,954	$55,729,718	4.46%